Financial and Non-Financial Assets and Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	kr 1,186,123	kr 1,341,295
Financial Liabilities, Carrying Amount	1,440,515	1,128,598
Non-current interesting-bearing liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	939,508	713,030
Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	56,561	75,880
Contingent consideration	56,561	78,880
Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	1,217,667	976,717
Financial Liabilities Measured at Amortized Cost | Non-current interesting-bearing liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	939,508	713,030
Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	166,287	76,002
Contingent Consideration
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	56,561	75,880
Contingent Consideration | Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	56,561	75,880
Non-current lease liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	27,088	15,792
Non-current lease liabilities | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	27,088	15,792
Other non-current liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	16,381	4,350
Other non-current liabilities | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	3,783	1,363
Other non-current liabilities | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	12,598	2,987
Accounts payable
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	100,564	160,404
Accounts payable | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	100,564	160,404
Other current liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	19,786	22,697
Other current liabilities | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	12,537	10,374
Other current liabilities | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	7,249	12,323
Accrued expenses and deferred revenue
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	280,627	136,446
Accrued expenses and deferred revenue | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	134,187	75,754
Accrued expenses and deferred revenue | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	146,440	60,692
Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	1,186,123	1,341,295
Non-current financial assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	24,201	11,210
Non-current financial assets | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	24,201	11,210
Account receivables
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	180,892	78,703
Account receivables | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	180,892	78,703
Cash
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	973,733	1,249,094
Cash | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	973,733	1,249,094
Fixed assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	935,727
Accrued income
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	7,297	2,287
Accrued income | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	kr 7,297	kr 2,287